Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, at par value	$ 0.086	$ 0.086	$ 0.086
Preferred stock, shares authorized	750,000,000	750,000,000	750,000,000
Preferred stock, shares issued	1,167	395,640	395,640
Preferred stock, shares outstanding	1,167	395,640	395,640
Common stock, at par value	$ 0.086	$ 0.086	$ 0.086
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	10,944,439	4,241,028	4,115,330
Common stock, shares outstanding	10,944,439	4,241,028	4,115,330
Common stock issuable, shares		51,042	51,042